SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
2023		$ 13,699
2022	$ 13,699
Finite-Lived Intangible Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
2023	160,000	160,000
2024	160,000	160,000
2025	160,000	160,000
2026	160,000	160,000
2026		$ 160,000
2022	$ 160,000